Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 86,687,926	$ 102,235,600
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	54,488,473	52,259,795
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	9,008,195	10,795,139
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	7,123,391	15,842,450
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 16,067,867	$ 23,338,216